Note 10 - Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Contract with Customer, Asset and Liability [Table Text Block]
	December 31,
	2018	2017
Deferred revenues on maintenance contracts	1,246	1,497
Deferred revenue on RPP	339	405
Deferred revenue on sale of devices	289	218
Deferred revenue on extension of warranty, included in sales contracts	855	676
Deferred research and development grants	173	61
Total	2,902	2,857
Less long term portion	(973)	(562)
Current portion	1,929	2,295

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Table Text Block]
December 31, 2018

2019	167
2020	264
2021	218
2022	162
2023	44
Total	855

Change in Contract with Customer, Liability [Table Text Block]	<table cellpadding="0" cellspacing="0" align="center" style="border-collapse: collapse; font: 10pt Times New Roman, Times, Serif; min-; min-width: 700px;"> <tr style="vertical-align: bottom"> <td style="white-space: nowrap"> </td> <td style="font-weight: bold; border-bottom: Black 1pt solid"> </td> <td colspan="3" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">Total</td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="width: 82%; text-align: left">Beginning balance </td> <td style="width: 2%"> </td> <td style="width: 1%; text-align: left"> </td> <td style="width: 14%; text-align: right"> 676 </td> <td style="white-space: nowrap; width: 1%; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="text-align: left">New extension of warranty </td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right"> 331 </td> <td style="white-space: nowrap; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="padding-bottom: 1pt">Recognition of revenue </td> <td style="border-bottom: Black 1pt solid"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> (152 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left">)</td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="padding-bottom: 2.5pt">Ending balance </td> <td style="border-bottom: Black 2.5pt double"> </td> <td style="border-bottom: Black 2.5pt double; text-align: left"> </td> <td style="border-bottom: Black 2.5pt double; text-align: right"> 855 </td> <td style="white-space: nowrap; border-bottom: Black 2.5pt double; text-align: left"> </td> </tr> </table>